Borrowings - Short-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investments And Cost Method Investments [Abstract]
Balance at year-end	$ 48,671	$ 43,992
Average balance outstanding	45,330	40,893
Maximum month-end balance	$ 48,671	$ 43,992
Weighted-average rate at year-end	0.15%	0.20%
Weighted-average rate during the year	0.15%	0.22%